Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Schedule of Accrued Liabilities [Line Items]
Accrued warranty and related costs	$ 1,638	$ 1,240	$ 761	$ 577
Accrued taxes	1,535	1,140
Deferred margin on component sales	1,492	2,038
Accrued marketing and selling expenses	910	598
Accrued compensation and employee benefits	735	590
Other current liabilities	5,104	3,641
Total accrued expenses	$ 11,414	$ 9,247